Other payables - Device Contract Termination (Details) - USD ($)		3 Months Ended		9 Months Ended
	Aug. 21, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other payables		$ 1,947,395		$ 1,947,395		$ 5,730,781
Number of weeks for payment of instalments	308 days
Loss on device contract termination			$ 3,181,116		$ 3,181,116
Device Contract Termination
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other payables	$ 6,600,000	0		0		$ 3,750,000
Gain on extinguishment of liabilities	2,030,635
Impairment of ROU assets	5,211,751
Loss on device contract termination	$ 3,181,116	$ 0	$ 3,181,116	$ 0	$ 3,181,116
Interest rate in the event of default (in %)				6.00%